Operating Segment Data - Summary of Goodwill and Identifiable Assets of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 471,115	$ 371,566	$ 329,242
Identifiable assets of segments	1,146,833	792,926
Integration service fees	2,700	3,100	1,700
5.11 Tactical
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	92,966	92,966	92,966
Identifiable assets of segments	319,583	324,068
Integration service fees		2,300	1,200
Ergobaby
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	61,031	61,031	61,031
Identifiable assets of segments	100,679	105,672
Liberty
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	32,828	32,828	32,828
Identifiable assets of segments	27,881	26,715
ACI
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable assets of segments	13,407	14,522
Arnold [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	26,903	26,903	$ 35,767
Identifiable assets of segments	66,744	66,979
Operating Segments | Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable assets of segments	1,155,190	793,225
PMAG
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill and Intangible Asset Impairment	24,900
PMAG | Arnold [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		15,600
FlexMag | Arnold [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		4,800
Precision Thin Metals | Arnold [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill		6,500
UNITED STATES | Operating Segments | Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable assets of segments	1,091,960	693,087
Canada | Operating Segments | Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable assets of segments	1,688	34,987
Europe | Operating Segments | Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable assets of segments	37,286	47,574
Non United States | Operating Segments | Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Identifiable assets of segments	$ 24,256	$ 17,577